Business and segmental reporting (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Concentration Risk [Line Items]
Revenues, Total	$ 195,935,392	$ 164,403,938	$ 157,882,259
Navig8 Group [Member]
Concentration Risk [Line Items]
Revenues, Total		19,158,623	17,940,808
Concentration Risk, Percentage	10.00%
Vitol Group [Member]
Concentration Risk [Line Items]
Revenues, Total	$ 34,797,654	43,960,560	$ 20,232,481
Trafigura Pte Ltd [Member]
Concentration Risk [Line Items]
Revenues, Total		$ 17,498,550
Concentration Risk, Percentage	10.00%		10.00%